Net Investment Income (Details) - Schedule of net investment income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Net Investment Income Abstract
Interest income	$ 8,189	$ 7,742
Dividends from equities at FVTOCI	110	43
Dividends from equities at FVTPL	370	456
Realized gains and losses on investments
Realized loss on sale of bonds at FVTOCI		(321)
Realized (loss) gain on sale of equities and mutual funds at FVTPL	(14)	484
Unrealized gains and losses on investments
Unrealized (loss) gain on revaluation of financial assets at FVTPL	(3,143)	2,128
Gains and losses from investment properties
Realized loss on sale of investment properties	(4)	(1)
Unrealized loss on investment properties	(461)	(815)
Rental income	77	89
Expected credit losses on investments
Expected credit loss on financial assets at FVOCI	(745)	(32)
Reversal of expected credit loss on financial assets at amortized cost	13
Investments custodian fees and other investments expenses	(237)	(443)
Net investment income	$ 4,155	$ 9,330